Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Change in valuation allowance	$ 3,428	$ 3,583
Interest Limitation Carryforwards	133
State and Local Jurisdiction
Income taxes
State net operating loss carryforward	22,416
Net operating losses, subject to expiration	20,218
Net operating losses, Not subject to expiration	2,198
Domestic Tax Authority
Income taxes
U.S. net operating loss carryforwards	16,771
Net operating losses, Not subject to expiration	$ 16,771